Equity (Tables)	9 Months Ended
Sep. 30, 2012
Equity
Schedule of changes in shareholders equity that are attributable to shareholders and non controlling interests

(In thousands)	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non controlling Interests	Total Equity

Balance at December 31, 2011	$214,294	$(109,666)	$(11,827)	$386	$93,187
Net income (loss)	—	(22,590)	—	568	(22,022)
Unrealized gain on cash flow hedge, net of tax of $1,868	—	—	2,887	—	2,887
Cash distributions to non controlling interests	—	—	—	(571)	(571)
Balance at September 30, 2012	$214,294	$(132,256)	$(8,940)	$383	$73,481

(in thousands)	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non controlling Interests	Total Equity

Balance at December 31, 2010	$248,794	$(87,276)	$(14,779)	$—	$146,739
Consolidation of Emergent Group non controlling interest	—	—	—	379	379
Net income (loss)	—	(14,341)	—	297	(14,044)
Dividend declared	(34,500)	—	—	—	(34,500)
Unrealized gain on cash flow hedge, net of tax of $2,044	—	—	5,254	—	5,254
Cash distributions to non controlling interests	—	—	—	(291)	(291)
Contributions from new members to non controlling interests				7	7
Balance at September 30, 2011	$214,294	$(101,617)	$(9,525)	$392	$103,544